Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Segment Reporting Information [Line Items]
Net revenues	$ 3,105,246	$ 4,276,539	$ 3,578,682
Operating cost and expenses:
Cost of revenues	(1,754,291)	(2,036,875)	(1,588,899)
Selling and marketing	(466,895)	(600,778)	(445,259)
General and administrative	(1,866,573)	(1,489,826)	(1,145,521)
Total operating cost and expenses	(4,087,759)	(4,159,273)	(3,179,679)
Operating income (loss)	(982,513)	117,266	399,003
Total assets	6,034,666	10,151,053	6,556,885
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,105,246	4,276,539	3,578,682
Operating cost and expenses:
Cost of revenues	(1,754,291)	(2,036,875)	(1,588,899)
Selling and marketing	(456,113)	(588,405)	(421,472)
General and administrative	(1,506,220)	(1,210,212)	(908,474)
Total operating cost and expenses	(4,087,759)	(4,159,273)	(3,179,679)
Operating income (loss)	(982,513)	117,266	399,003
Total assets	2,722,644	5,655,882	4,977,630
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(371,135)	(323,781)	(260,834)
Total assets	3,312,022	4,495,171	1,579,255
Educational services and test preparation courses [Member]
Operating cost and expenses:
Total assets	2,227,184	4,380,247	3,588,900
Educational services and test preparation courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,535,318	3,667,270	3,040,741
Operating cost and expenses:
Cost of revenues	(1,442,156)	(1,680,779)	(1,304,239)
Selling and marketing	(273,344)	(326,708)	(218,739)
General and administrative	(1,308,742)	(955,211)	(729,125)
Total operating cost and expenses	(3,024,242)	(2,962,698)	(2,252,103)
Operating income (loss)	(488,924)	704,572	788,638
Total assets	2,227,184	4,380,247	3,588,900
Others [Member]
Operating cost and expenses:
Total assets	4,381	281,579	265,787
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	107,322	120,084	125,582
Operating cost and expenses:
Cost of revenues	(77,730)	(82,827)	(75,046)
Selling and marketing	(30,494)	(25,346)	(19,910)
General and administrative	(63,859)	(69,524)	(52,156)
Total operating cost and expenses	(172,083)	(177,697)	(147,112)
Operating income (loss)	(64,761)	(57,613)	(21,530)
Total assets	4,381	281,579	265,787
Online Education and Other Services [Member]
Operating cost and expenses:
Total assets	313,258	516,488	687,312
Online Education and Other Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	136,705	210,591	152,542
Operating cost and expenses:
Cost of revenues	(68,732)	(145,428)	(84,896)
Selling and marketing	(79,428)	(175,092)	(126,471)
General and administrative	(72,361)	(124,897)	(69,060)
Total operating cost and expenses	(220,521)	(445,417)	(280,427)
Operating income (loss)	(83,816)	(234,826)	(127,885)
Total assets	313,258	516,488	687,312
Overseas Study Consulting Services [Member]
Operating cost and expenses:
Total assets	177,821	477,567	435,631
Overseas Study Consulting Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	325,901	278,594	259,817
Operating cost and expenses:
Cost of revenues	(165,673)	(127,841)	(124,718)
Selling and marketing	(72,847)	(61,259)	(56,352)
General and administrative	(61,258)	(60,580)	(58,133)
Total operating cost and expenses	(299,778)	(249,680)	(239,203)
Operating income (loss)	26,123	28,914	20,614
Total assets	$ 177,821	$ 477,568	$ 435,631